US Vegan Climate ETF
Schedule of Investments
October 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communications — 15.8%
2,115	Airbnb, Inc. - Class A (a)	$250,183
12,608	Alphabet, Inc. - Class A (a)	1,564,401
12,533	Alphabet, Inc. - Class C (a)	1,570,384
1,248	Arista Networks, Inc. (a)	250,062
37,889	AT&T, Inc.	583,491
200	Booking Holdings, Inc. (a)	557,912
719	CDW Corporation	144,088
559	Charter Communications, Inc. - Class A (a)	225,165
39,611	Cisco Systems, Inc.	2,064,920
22,208	Comcast Corporation - Class A	916,968
1,395	DoorDash, Inc. - Class A (a)	104,555
2,851	eBay, Inc.	111,845
782	Expedia Group, Inc. (a)	74,517
203	FactSet Research Systems, Inc.	87,674
3,284	Gen Digital, Inc.	54,711
813	GoDaddy, Inc. - Class A (a)	59,536
2,038	Interpublic Group of Companies, Inc.	57,879
1,068	Omnicom Group, Inc.	80,004
1,583	Palo Alto Networks, Inc. (a)	384,701
3,126	Pinterest, Inc. - Class A (a)	93,405
5,168	Snap, Inc. - Class A (a)	51,732
701	Spotify Technology SA (a)	115,497
2,982	T-Mobile US, Inc. (a)	428,991
2,354	Trade Desk, Inc. - Class A (a)	167,040
10,282	Uber Technologies, Inc. (a)	445,005
484	VeriSign, Inc. (a)	96,635
22,327	Verizon Communications, Inc.	784,348
		11,325,649
	Consumer, Cyclical — 7.5%
150	AutoNation, Inc. (a)	19,512
839	CarMax, Inc. (a)	51,255
4,811	Copart, Inc. (a)	209,375
743	Cummins, Inc.	160,711
1,604	D.R. Horton, Inc.	167,458
2,018	DraftKings, Inc. - Class A (a)	55,737
3,031	Fastenal Company	176,829
733	Genuine Parts Company	94,454
1,319	Lennar Corporation - Class A	140,711
142	Lithia Motors, Inc.	34,394
782	Live Nation Entertainment, Inc. (a)	62,576
1,347	LKQ Corporation	59,160
953	National Vision Holdings, Inc. (a)	14,810
16	NVR, Inc. (a)	86,602
325	O’Reilly Automotive, Inc. (a)	302,393
2,742	PACCAR, Inc.	226,297
438	Planet Fitness, Inc. - Class A (a)	24,208
202	Pool Corporation	63,786
1,121	PulteGroup, Inc.	82,494
3,305	Rivian Automotive, Inc. - Class A (a)	53,607
15,744	Tesla, Inc. (a)	3,162,024
215	W.W. Grainger, Inc.	156,913
		5,405,306
	Consumer, Non-cyclical — 12.2%
2,196	Automatic Data Processing, Inc.	479,211
107	Avis Budget Group, Inc. (a)	17,420
1,707	Beyond Meat, Inc. (a)	10,191
2,858	Block, Inc. (a)	115,035
223	Celsius Holdings, Inc. (a)	33,916
2,924	Centene Corporation (a)	201,698
1,569	Cigna Group	485,135
2,141	CoStar Group, Inc. (a)	157,171
1,258	Elevance Health, Inc.	566,213
267	elf Beauty, Inc. (a)	24,732
650	Equifax, Inc.	110,221
378	FleetCor Technologies, Inc. (a)	85,114
407	Gartner, Inc. (a)	135,140
34,315	Ginkgo Bioworks Holdings, Inc. (a)	47,012
1,390	Global Payments, Inc.	147,646
1,105	HCA Healthcare, Inc.	249,885
3,866	Hertz Global Holdings, Inc. (a)	32,590
662	Humana, Inc.	346,683
337	Ingredion, Inc.	31,536
963	IQVIA Holdings, Inc. (a)	174,139
194	MarketAxess Holdings, Inc.	41,468
727	McKesson Corporation	331,047
305	Molina Healthcare, Inc. (a)	101,550
841	Moody’s Corporation	259,028
541	Natera, Inc. (a)	21,353
619	Omnicell, Inc. (a)	21,999
6,007	PayPal Holdings, Inc. (a)	311,163
1,709	S&P Global, Inc.	596,970
1,024	TransUnion	44,933
368	United Rentals, Inc.	149,507
5,932	UnitedHealth Group, Inc.	3,176,941
817	Verisk Analytics, Inc.	185,753
311	Waters Corporation (a)	74,183
		8,766,583
	Energy — 0.2%
701	Enphase Energy, Inc. (a)	55,786
530	First Solar, Inc. (a)	75,498
2,805	Plug Power, Inc. (a)	16,521
1,109	Sunrun, Inc. (a)	10,702
		158,507
	Financial — 22.1%
2,949	Aflac, Inc.	230,346
1,374	Allstate Corporation	176,051
3,145	American Express Company	459,264
3,915	American International Group, Inc.	240,029
2,473	American Tower Corporation	440,664
558	Ameriprise Financial, Inc.	175,530
1,079	Aon plc - Class A	333,843
1,890	Arch Capital Group, Ltd. (a)	163,825
1,115	Arthur J. Gallagher & Company	262,571
742	AvalonBay Communities, Inc.	122,979
4,141	Bank of New York Mellon Corporation	175,993
1,261	Brown & Brown, Inc.	87,539
560	Camden Property Trust	47,533
2,000	Capital One Financial Corporation	202,580
559	Cboe Global Markets, Inc.	91,615
1,640	CBRE Group, Inc. - Class A (a)	113,718
2,190	Chubb, Ltd.	470,017
818	Cincinnati Financial Corporation	81,530
2,566	Citizens Financial Group, Inc.	60,121
1,906	CME Group, Inc.	406,855
2,294	Crown Castle, Inc.	213,296
1,388	Discover Financial Services	113,927
491	Equinix, Inc.	358,253
945	Equity LifeStyle Properties, Inc.	62,181
1,979	Equity Residential	109,498
341	Essex Property Trust, Inc.	72,947
205	Everest Group Ltd.	81,102
707	Extra Space Storage, Inc.	73,238
3,596	Fifth Third Bancorp	85,261
1,659	Hartford Financial Services Group, Inc.	121,854
7,636	Huntington Bancshares, Inc.	73,687
2,937	Intercontinental Exchange, Inc.	315,551
3,039	Invitation Homes, Inc.	90,228
1,534	Iron Mountain, Inc.	90,613
4,937	KeyCorp	50,456
3,216	Kimco Realty Corporation	57,695
415	LPL Financial Holdings, Inc.	93,176
888	M&T Bank Corporation	100,122
70	Markel Group, Inc. (a)	102,936
2,624	Marsh & McLennan Companies, Inc.	497,642
6,712	Mastercard, Inc. - Class A	2,526,061
3,465	MetLife, Inc.	207,935
616	Mid-America Apartment Communities, Inc.	72,780
1,814	Nasdaq, Inc.	89,974
3,103	Progressive Corporation	490,553
4,892	Prologis, Inc.	492,869
1,944	Prudential Financial, Inc.	177,759
838	Public Storage	200,039
1,038	Raymond James Financial, Inc.	99,067
3,510	Realty Income Corporation	166,304
4,960	Regions Financial Corporation	72,069
567	SBA Communications Corporation	118,293
1,712	Simon Property Group, Inc.	188,132
648	Sun Communities, Inc.	72,084
2,311	Synchrony Financial	64,824
1,229	Travelers Companies, Inc.	205,784
7,043	Truist Financial Corporation	199,739
1,741	UDR, Inc.	55,381
2,121	Ventas, Inc.	90,058
11,757	Visa, Inc. - Class A	2,764,070
1,109	W.P. Carey, Inc.	59,498
1,071	W.R. Berkley Corporation	72,207
2,607	Welltower, Inc.	217,971
562	Willis Towers Watson plc	132,570
		15,942,287
	Industrial — 6.1%
363	Advanced Drainage Systems, Inc.	38,779
718	Builders FirstSource, Inc. (a)	77,917
609	C.H. Robinson Worldwide, Inc.	49,834
4,431	Carrier Global Corporation	211,181
633	Crown Holdings, Inc.	51,020
1,449	Deere & Company	529,407
740	Dover Corporation	96,163
2,104	Eaton Corporation plc	437,442
495	Energizer Holdings, Inc.	15,632
816	Expeditors International of Washington, Inc.	89,148
1,226	FedEx Corporation	294,363
884	Graco, Inc.	65,725
1,613	Graphic Packaging Holding Company	34,696
285	Hubbell, Inc.	76,979
401	IDEX Corporation	76,755
3,629	Johnson Controls International plc	177,894
944	Keysight Technologies, Inc. (a)	115,215
116	Mettler-Toledo International, Inc. (a)	114,283
2,205	Otis Worldwide Corporation	170,248
478	Owens Corning	54,191
678	Parker-Hannifin Corporation	250,121
609	Rockwell Automation, Inc.	160,051
442	Silgan Holdings, Inc.	17,707
225	Simpson Manufacturing Company, Inc.	29,966
278	Snap-on, Inc.	71,707
805	Stanley Black & Decker, Inc.	68,465
1,215	Trane Technologies plc	231,227
575	Trex Company, Inc. (a)	32,321
1,309	Trimble, Inc. (a)	61,693
3,853	United Parcel Service, Inc. - Class B	544,237
949	Westinghouse Air Brake Technologies Corporation	100,613
		4,344,980
	Technology — 35.4% (b)
3,520	Accenture plc - Class A	1,045,757
2,422	Adobe, Inc. (a)	1,288,649
8,502	Advanced Micro Devices, Inc. (a)	837,447
817	Akamai Technologies, Inc. (a)	84,421
461	ANSYS, Inc. (a)	128,278
4,482	Applied Materials, Inc.	593,193
796	Atlassian Corporation - Class A (a)	143,789
1,141	Autodesk, Inc. (a)	225,496
3,520	Broadcom, Inc.	2,961,622
621	Broadridge Financial Solutions, Inc.	105,967
1,433	Cadence Design Systems, Inc. (a)	343,705
1,491	Cloudflare, Inc. - Class A (a)	84,525
2,706	Cognizant Technology Solutions Corporation - Class A	174,456
1,141	Crowdstrike Holdings, Inc. - Class A (a)	201,695
1,510	Datadog, Inc. - Class A (a)	123,020
1,369	Electronic Arts, Inc.	169,469
789	Entegris, Inc.	69,464
297	EPAM Systems, Inc. (a)	64,618
130	Fair Isaac Corporation (a)	109,963
3,140	Fidelity National Information Services, Inc.	154,205
3,304	Fiserv, Inc. (a)	375,830
3,590	Fortinet, Inc. (a)	205,240
250	HubSpot, Inc. (a)	105,943
21,986	Intel Corporation	802,489
4,821	International Business Machines Corporation	697,309
1,450	Intuit, Inc.	717,678
386	Jack Henry & Associates, Inc.	54,422
736	KLA Corporation	345,699
715	Lam Research Corporation	420,577
722	Lattice Semiconductor Corporation (a)	40,150
4,538	Marvell Technology, Inc.	214,284
2,854	Microchip Technology, Inc.	203,462
5,794	Micron Technology, Inc.	387,445
357	MongoDB, Inc. (a)	123,019
238	Monolithic Power Systems, Inc.	105,134
413	MSCI, Inc.	194,750
1,135	NetApp, Inc.	82,605
10,070	NVIDIA Corporation	4,106,546
2,288	ON Semiconductor Corporation (a)	143,320
8,217	Oracle Corporation	849,638
1,710	Paychex, Inc.	189,896
272	Paycom Software, Inc.	66,632
583	PTC, Inc. (a)	81,865
5,920	QUALCOMM, Inc.	645,221
1,864	ROBLOX Corporation - Class A (a)	59,294
9,701	Salesforce, Inc. (a)	1,948,252
1,023	Seagate Technology Holdings plc	69,820
1,077	ServiceNow, Inc. (a)	626,652
843	Skyworks Solutions, Inc.	73,122
1,451	Snowflake, Inc. - Class A (a)	210,584
810	Splunk, Inc. (a)	119,200
1,163	SS&C Technologies Holdings, Inc.	58,441
805	Synopsys, Inc. (a)	377,899
888	Take-Two Interactive Software, Inc. (a)	118,770
827	Teradyne, Inc.	68,864
4,803	Texas Instruments, Inc.	682,074
938	Twilio, Inc. - Class A (a)	48,082
220	Tyler Technologies, Inc. (a)	82,038
766	Veeva Systems, Inc. - Class A (a)	147,616
1,153	VMware, Inc. - Class A (a)	167,934
1,695	Western Digital Corporation (a)	68,054
1,075	Workday, Inc. - Class A (a)	227,588
271	Zebra Technologies Corporation - Class A (a)	56,756
1,139	Zoom Video Communications, Inc. - Class A (a)	68,317
		25,348,250
	Utilities — 0.2%
1,033	American Water Works Company, Inc.	121,532
	TOTAL COMMON STOCKS (Cost $64,730,578)	71,413,094

	SHORT-TERM INVESTMENTS — 0.4%
267,432	First American Government Obligations Fund - Class X, 5.28% (c)	267,432
	TOTAL SHORT-TERM INVESTMENTS (Cost $267,432)	267,432

	TOTAL INVESTMENTS (Cost $64,998,010) — 100.0%	71,680,526
	Other Assets in Excess of Liabilities — 0.0% (d)	16,955
	NET ASSETS — 100.0%	$71,697,481

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c) Rate shown is the annualized seven-day yield as of October 31, 2023.
(d) Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at October 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

US Vegan Climate ETF
	Level 1	Level 2	Level 3	Total
Assets(a)
Common Stocks	$71,413,094	$–	$–	$71,413,094
Short-Term Investments	267,432	–	–	267,432
Total Investments in Securities	$71,680,526	$–	$–	$71,680,526

(a) See Schedule of Investments for further disaggregation of investment categories.

For the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.